Taxes - Net operating loss carried forward from the PRC entities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
TAXES
Net operating loss carryforwards	$ 6,279,669	$ 5,502,106
PRC
TAXES
Carry forward loss expiring in 2026	364,672
Carry forward loss expiring in 2027	312,535
Carry forward loss expiring in 2028	71,390
Carry forward loss expiring in 2029	830,930
Carry forward loss expiring in 2030	433,878
Carry forward loss expiring in 2032	1,016,370
Carry forward loss expiring in 2033	961,573
Carry forward loss expiring in 2034	571,561
Carry forward loss expiring in 2035	342,463
Net operating loss carryforwards	$ 4,905,372